Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 71,793	$ 3,695,687
Accounts receivable, net of allowance for expected credit losses	3,980,942	10,004,951
Other receivables and prepayment	7,996,378	27,071,241
Amounts due from related parties		200,682
Total current assets	12,049,113	40,972,561
Non-current assets:
Property and equipment, net	514,363	588,881
Intangible assets, net	42,716,594	47,299,120
Goodwill	11,957,839	11,728,600
Investment	196,798
Right-of-use assets	369,747	670,604
Other receivables, net (long term)	61,378,420	16,636,403
Total non-current assets	117,133,761	76,923,608
TOTAL ASSETS	129,182,874	117,896,169
Current liabilities:
Accounts payable	5,841,511	4,314,162
Accrued liabilities and other payables	66,467,084	23,697,143
Contract liabilities	657,542	2,067,357
Lease liabilities – current portion	336,537	431,995
Amounts due to related parties	310,464	177,102
Total current liabilities	73,613,138	30,687,759
Non-current liabilities:
Lease liabilities – non-current portion		296,481
Accrued liabilities and other payables	2,663,835	32,938,926
Deferred tax liabilities	211,796
Total non- current liabilities	2,875,631	33,235,407
TOTAL LIABILITIES	76,488,769	63,923,166
Commitments and contingencies
Shareholders’ Equity
Preferred shares, $0.01 par value; 24,295,182 shares authorized, issued and outstanding at December 31, 2020; 22,794,872 shares authorized, issued and outstanding at December 31, 2019	242,952	227,949
Ordinary shares, $0.01 par value; 500,000,000 shares authorized; 239,770,000 and 209,081,533 shares issued and outstanding at December 31, 2020 and 2019	2,397,701	2,090,816
Additional paid-in capital	164,753,586	124,092,191
Accumulated deficit	(113,242,512)	(73,376,872)
Accumulated other comprehensive (loss) income	(1,523,978)	1,372,074
Total equity attributable to owners of the company	52,627,749	54,406,158
Non-controlling interest	66,356	(433,155)
Total Shareholders’ Equity	52,694,105	53,973,003
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 129,182,874	$ 117,896,169